ACCOUNT RECEIVABLE, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
ACCOUNT RECEIVABLE, NET
NOTE 5 - ACCOUNTS RECEIVABLE, NET
Accounts receivable balances are composed of trade and unbilled receivables. Unbilled accounts receivable represent revenue recorded in advance of processing formal invoices pursuant to the completion of contract provisions and, generally, become billable at contractually specified dates. Unbilled receivables of $6,715 and $5,925 as of March 31, 2025 and December 31, 2024, respectively, are expected to be invoiced and collected within one year. The Company records accounts receivable when its right to consideration becomes unconditional. Contract assets primarily relate to our rights to consideration for services provided that they are conditioned on satisfaction of future performance obligations. Accounts receivable, net, are stated at the amount the Company expects to collect, which is net of estimated losses resulting from the inability of its customers to make required payments.
The Company generally establishes customer credit limits and estimates the allowance for credit losses on a country or geographic basis. Customer credit limits are based upon an initial evaluation of the customer’s credit quality and we adjust that limit accordingly based upon ongoing credit assessments of the customer, including payment history and changes in credit quality. The allowance for expected credit losses is determined based on an assessment of past collection experience as well as consideration of current and future economic conditions and changes in our customer collection trends.
The following table summarizes the components of “Accounts receivable, net” as presented on the Condensed Consolidated Balance Sheets:

	March 31,	December 31,
Accounts Receivable:	2025	2024
Billed receivables	$14,793	$14,559
Unbilled receivables	6,715	5,925

Accounts Receivable, Gross	21,508	20,484

Allowance for expected credit losses	(227)	(391)

Accounts Receivable, Net	$21,281	$20,093

The following table summarizes the total provision for expected credit losses and write-offs:

	Three Months Ended March 31,
	2025	2024
Beginning balance	$391	$378
Provision for expected credit losses	6	(8)
Write-offs	(170)	(3)

Ending Balance	$227	$367

NOTE 4 - ACCOUNTS RECEIVABLE, NET
Accounts receivable balances are composed of trade and unbilled receivables. Unbilled accounts receivable represent revenue recorded in advance of processing formal invoices pursuant to the completion of contract provisions and, generally, become billable at contractually specified dates. Unbilled receivables of $5,925 and $5,163 as of December 31, 2024 and 2023, respectively, are expected to be invoiced and collected within one year. The Company records accounts receivable when its right to consideration becomes unconditional. Contract assets primarily relate to our rights to consideration for services provided that they are conditioned on satisfaction of future performance obligations. Accounts receivable, net, are stated at the amount the Company expects to collect, which is net of estimated losses resulting from the inability of its customers to make required payments.
The Company generally establishes customer credit limits and estimates the allowance for credit losses on a country or geographic basis. Customer credit limits are based upon an initial evaluation of the customer’s credit quality, and we adjust that limit accordingly based upon ongoing credit assessments of the customer, including payment history and changes in credit quality. Consistent with our adoption of ASU
2016-13,
effective January 1, 2023 (refer to Note 2 - Summary of Significant Accounting Policies), the allowance for expected credit losses is determined based on an assessment of past collection experience as well as consideration of current and future economic conditions and changes in our customer collection trends.
The following table summarizes the components of “Accounts receivable, net” as presented on the Consolidated Balance Sheets:

	As of December 31,
Accounts Receivable:	2024	2023
Billed receivables	$14,559	$14,925
Unbilled receivables	5,925	5,163

Accounts Receivable, Gross	20,484	20,088

Allowance for expected credit losses	(391)	(378)

Accounts Receivable, Net	$20,093	$19,710

The following table summarizes the total provision for expected credit losses and write-offs:

	For The Year Ended December 31,
	2024	2023
Beginning balance	$378	$51
Provision for expected credit losses	24	483
Write-offs and other	(11)	(207)
Cumulative-effect adjustment from adoption of ASU 2016-13, Credit Losses	—	51

Ending Balance	$391	$378